Norwood Financial Corp (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2015
Norwood Financial Corp (Parent Company Only) Financial Information [Abstract]
NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION

NOTE 17 - NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION

                                       BALANCE SHEETS

	December 31,
	2015	2014
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$2,151	$1,846
Securities available for sale	384	398
Investment in bank subsidiary	95,895	94,268
Other assets	4,113	3,900
Total assets	$102,543	$100,412
LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$1,545	$1,371
Stockholders’ equity	100,998	99,041
Total liabilities and stockholders' equity	$102,543	$100,412

STATEMENTS OF INCOME

	Years Ended December 31,
	2015	2014	2013
Income:	(In Thousands)
Dividends from bank subsidiary	$4,574	$4,377	$4,216
Other interest income	11	10	9
	4,585	4,387	4,225
Expenses	313	346	267
	4,272	4,041	3,958
Income tax benefit	(103)	(114)	(88)
	4,375	4,155	4,046
Equity in undistributed earnings of subsidiary	1,533	3,502	4,419
Net Income	$5,908	$7,657	$8,465
Comprehensive Income	$5,934	$10,721	$3,066

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$5,908	$7,657	$8,465
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(1,533)	(3,502)	(4,419)
Other, net	(19)	177	(247)
Net Cash Provided by Operating Activities	4,356	4,332	3,799

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	441	691	575
Tax benefit of stock options exercised	16	17	39
ESOP purchase of shares from treasury stock	146	150	146
Acquisition of treasury stock	(127)	(179)	(319)
Cash dividends paid	(4,527)	(4,370)	(4,155)
Net Cash Used in Financing Activities	(4,051)	(3,691)	(3,714)
Net Increase (Decrease) in Cash and Cash Equivalents	305	641	85

CASH AND CASH EQUIVALENTS - BEGINNING	1,846	1,205	1,120
CASH AND CASH EQUIVALENTS - ENDING	$2,151	$1,846	$1,205